Ordinary Shares - Additional Information (Details) ¥ in Thousands		2 Months Ended		12 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Sep. 21, 2023 USD ($)	Sep. 29, 2022 USD ($)
Class Of Stock [Line Items]
Share repurchase | ¥				¥ 51,393	¥ 33,948
American Depositary Shares | Share Repurchase Program in November 2021
Class Of Stock [Line Items]
Stock repurchase program, period	12 months
American Depositary Shares | Share Repurchase Program in September 2022
Class Of Stock [Line Items]
Stock repurchase program, period			12 months
Stock repurchase program, shares repurchased					613,564
American Depositary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Stock repurchase program, period		12 months
Stock repurchase program, shares repurchased				2,112,724
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				5,555,796	10,081,834	27,848,615
Class A Ordinary Shares | Share Repurchase Program in November 2021 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $	$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2022
Class Of Stock [Line Items]
Share repurchase | ¥					¥ 33,948
Stock repurchase program, shares repurchased					30,678,200
Class A Ordinary Shares | Share Repurchase Program in September 2022 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $								$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Share repurchase | ¥				¥ 51,393
Stock repurchase program, shares repurchased				105,636,192
Class A Ordinary Shares | Share Repurchase Program in September 2023 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $							$ 10,000,000